PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Feb. 29, 2020
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	February 29, 2020	February 28, 2019
Computer equipment	$19,962	$13,063
Software	11,063	7,712
Furniture and fixtures	5,592	2,518
Leasehold improvements	9,708	4,043
	46,325	27,336
Less accumulated depreciation and amortization	(21,093)	(12,287)
	$25,232	$15,049